Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2019

VF-2045-QTLY-0519
1.903286.109

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	131,834	$4,285,922
VIP Equity-Income Portfolio Initial Class (a)	212,199	4,507,105
VIP Growth & Income Portfolio Initial Class (a)	263,521	5,146,567
VIP Growth Portfolio Initial Class (a)	63,726	4,383,743
VIP Mid Cap Portfolio Initial Class (a)	40,466	1,247,168
VIP Value Portfolio Initial Class (a)	236,252	3,307,532
VIP Value Strategies Portfolio Initial Class (a)	137,329	1,616,363
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,646,559)		24,494,400

International Equity Funds - 31.7%
VIP Emerging Markets Portfolio Initial Class (a)	383,653	4,412,012
VIP Overseas Portfolio Initial Class (a)	418,318	8,562,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,036,863)		12,974,991

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	42,669	417,733
Fidelity Long Term Treasury Bond Index Fund (a)	135,587	1,787,042
VIP High Income Portfolio Initial Class (a)	134,395	710,952
VIP Investment Grade Bond Portfolio Initial Class (a)	16,059	204,437
TOTAL BOND FUNDS
(Cost $3,033,245)		3,120,164

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $327,416)	327,416	327,416
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $40,044,083)		40,916,971
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,289)
NET ASSETS - 100%		$40,910,682

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$352,900	$63,300	$10,560	$391	$30	$12,063	$417,733
Fidelity Long Term Treasury Bond Index Fund	1,518,153	295,012	96,145	11,960	995	69,027	1,787,042
VIP Contrafund Portfolio Initial Class	3,648,605	734,223	167,850	464,951	(1,724)	72,668	4,285,922
VIP Emerging Markets Portfolio Initial Class	3,745,635	313,117	233,841	--	13,849	573,252	4,412,012
VIP Equity-Income Portfolio Initial Class	3,827,063	652,639	151,086	280,519	(9,063)	187,552	4,507,105
VIP Government Money Market Portfolio Initial Class 2.25%	276,899	58,425	7,908	1,597	--	--	327,416
VIP Growth & Income Portfolio Initial Class	4,362,874	913,509	185,655	500,777	(9,173)	65,012	5,146,567
VIP Growth Portfolio Initial Class	3,728,207	542,606	244,647	263,745	446	357,131	4,383,743
VIP High Income Portfolio Initial Class	625,306	66,720	21,669	5,621	(512)	41,107	710,952
VIP Investment Grade Bond Portfolio Initial Class	173,048	57,011	31,561	826	155	5,784	204,437
VIP Mid Cap Portfolio Initial Class	1,058,265	224,482	63,578	126,316	(3,012)	31,011	1,247,168
VIP Overseas Portfolio Initial Class	7,291,740	1,035,176	293,305	292,835	2,064	527,304	8,562,979
VIP Value Portfolio Initial Class	2,808,230	439,930	149,306	197,898	(5,344)	214,022	3,307,532
VIP Value Strategies Portfolio Initial Class	1,369,542	253,523	98,970	146,219	(4,570)	96,838	1,616,363
	$34,786,467	$5,649,673	$1,756,081	$2,293,655	$(15,859)	$2,252,771	$40,916,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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